Other Income and Expense, Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule Of Other Income and Expense Net
Other Income and expense, net is comprised of the following for the periods ended December 31, 2021 (Successor), December 22, 2021 (Predecessor), and December 31, 2020 (Predecessor):

	Period From
	December 23 - December 31, 2021 (Successor)	January 1 - December 22, 2021 (Predecessor)	January 1 - December 31, 2020 (Predecessor)

Acquisition expenses	$—	$4,045	$1,254
Transaction expense	—	12,515	—
Loss on debt extinguishment	—	2,031	—
Loan prepayment fees	—	1,463
Change in fair value of contingent consideration	—	—	1,055
Change in fair value of TRA	300	—
Loss on sale of assets	—	307
Other	8	646	1,515

Other expense	308	21,007	3,824
Gain on sale of assets	—	—	(214)
Gain on PPP forgiveness	—	(1,624)	—
Change in fair value of Sponsor Earnout Shares	(3,400)	—
Change in fair value of contingent consideration	(23,860)	(3,550)	—
Change in fair value of Warrants	(8,200)	—	—
Other	—	—	(371)

Other income	(35,460)	(5,174)	(585)

Other (income) and expense, net	$(35,152)	$15,833	$3,239